UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

                 Investment Company Act file number: 811-00248
                 ---------------------------------------------

                            THE ADAMS EXPRESS COMPANY

--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

           7 Saint Paul Street, Suite 1140, Baltimore, Maryland 21202
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                            Lawrence L. Hooper, Jr.
                          The Adams Express Company
                             7 Saint Paul Street
                                 Suite 1140
                           Baltimore, Maryland  21202


Registrant's telephone number, including area code: 410-752-5900

Date of fiscal year end:  December 31, 2005

Date of reporting period: March 31, 2005

Item 1:  SCHEDULE OF INVESTMENTS.

                            SCHEDULE OF INVESTMENTS

--------------------------------------------------------------------------------

                                March 31, 2005
                                  (unaudited)


                                               Prin. Amt.
                                               or Shares   Value (A)
          -                                    ---------- ------------
          Stocks and Convertible Securities -- 97.7%
            Consumer -- 16.2%
             Consumer Discretionary -- 7.5%
             BJ's Wholesale Club, Inc. (B)       500,000  $ 15,530,000
             Brinker International Inc. (B)      400,000    14,488,000
             Clear Channel Communications
              Inc.                               325,000    11,202,750
             Comcast Corp. (B)                   325,000    10,978,500
             Gannett Co., Inc.                    87,500     6,919,500
             Newell Rubbermaid Inc.              515,000    11,299,100
             Ryland Group Inc.                    20,000     1,240,400
             Target Corp.                        460,000    23,009,200
                                                          ------------
                                                            94,667,450
                                                          ------------
             Consumer Staples -- 8.7%
             Bunge Ltd.                          170,000     9,159,600
             Coca-Cola Co.                       200,000     8,334,000
             Dean Foods Co. (B)                  506,600    17,376,380
             Del Monte Foods Co. (B)           1,035,000    11,229,750
             PepsiCo, Inc.                       440,000    23,333,200
             Procter & Gamble Co.                340,000    18,020,000
             Safeway, Inc. (B)                   423,000     7,838,190
             Unilever plc ADR                    345,000    13,800,000
                                                          ------------
                                                           109,091,120
                                                          ------------
            Energy -- 10.5%
             BP plc ADR                          270,000    16,848,000
             ConocoPhillips                      190,000    20,489,600
             Exxon Mobil Corp.                   130,000     7,748,000
             Murphy Oil Corp.                    160,300    15,826,419
             Petroleum & Resources
              Corporation (D)                  1,985,996    57,256,265
             Schlumberger Ltd. (C)               190,000    13,391,200
                                                          ------------
                                                           131,559,484
                                                          ------------
            Financials -- 16.4%
             Banking -- 11.7%
             Bank of America Corp.               500,000    22,050,000
             BankAtlantic Bancorp Inc.           220,000     3,828,000
             Compass Bancshares Inc.             300,000    13,620,000
             Fifth Third Bancorp                 200,000     8,596,000
             Investors Financial Services
              Corp.                              380,000    18,585,800
             North Fork Bancorporation, Inc.     450,000    12,483,000
             Provident Bankshares Corp.          335,021    11,042,292
             Wachovia Corp.                      370,000    18,836,700
             Wells Fargo & Co.                   400,000    23,920,000
             Wilmington Trust Corp.              420,000    14,742,000
                                                          ------------
                                                           147,703,792
                                                          ------------
             Insurance -- 4.7%
             AMBAC Financial Group, Inc.         380,000    28,405,000
             American International Group,
              Inc.                               550,000    30,475,500
                                                          ------------
                                                            58,880,500
                                                          ------------

                                             Prin. Amt.
                                             or Shares   Value (A)
            -                                ---------- ------------

              Health Care -- 12.9%
               Abbott Laboratories             350,000  $ 16,317,000
               Bristol-Myers Squibb Co.        345,000     8,783,700
               Enzon Pharmaceuticals, Inc.
                (B)                             67,088       683,627
               Genentech, Inc. (B)             250,000    14,152,500
               HCA Inc.                        345,000    18,481,650
               Johnson & Johnson               265,000    17,797,400
               Laboratory Corp. of America
                Holdings (B)                   240,000    11,568,000
               MedImmune, Inc. (B)             225,000     5,357,250
               Medtronic Inc.                  310,000    15,794,500
               Pfizer Inc.                   1,120,000    29,422,400
               Wyeth Co.                       325,000    13,708,500
               Zimmer Holdings Inc. (B)        125,000     9,726,250
                                                        ------------
                                                         161,792,777
                                                        ------------
              Industrials -- 11.8%
               Canadian National Railway
                Co.                            135,000     8,546,850
               Cintas Corp.                    300,000    12,393,000
               Donnelley (R.R.) & Sons Co.     300,000     9,486,000
               Emerson Electric Co.            200,000    12,986,000
               General Electric Co.          1,487,700    53,646,462
               Illinois Tool Works Inc.        125,000    11,191,250
               3M Co.                          160,000    13,710,400
               United Parcel Service, Inc.     145,000    10,547,300
               United Technologies Corp.       155,000    15,757,300
                                                        ------------
                                                         148,264,562
                                                        ------------

--------------------------------------------------------------------------------

                                March 31, 2005
                                  (unaudited)


                                              Prin. Amt.
                                              or Shares   Value (A)
                                              ---------- ------------
            Information Technology -- 13.5%
             Communication Equipment -- 2.2%
             Avaya Inc. (B)                     600,000  $  7,008,000
             Corning Inc. (B)                 1,170,000    13,022,100
             Lucent Technologies Inc. (B)     2,900,000     7,975,000
                                                         ------------
                                                           28,005,100
                                                         ------------
             Computer Related -- 9.4%
             Automatic Data Processing Inc.     225,000    10,113,750
             BEA Systems Inc. (B)               800,000     6,376,000
             Cisco Systems, Inc. (B)          1,200,000    21,468,000
             Dell Inc. (B)                      400,000    15,368,000
             DiamondCluster International
              Inc. (B)                          497,500     8,009,750
             Microsoft Corp.                    800,000    19,336,000
             Oracle Corp. (B)                   880,000    10,982,400
             Sapient Corp. (B)                1,150,000     8,446,750
             Siebel Systems Inc. (B)            800,000     7,304,000
             Sun Microsystems Inc. (B)          410,000     1,656,400
             Symantec Corp. (B)                 400,000     8,532,000
                                                         ------------
                                                          117,593,050
                                                         ------------
             Electronics -- 1.9%
             Cree, Inc. (B)                     500,000    10,875,000
             Intel Corp.                        310,000     7,201,300
             Solectron Corp. (B)              1,850,000     6,419,500
                                                         ------------
                                                           24,495,800
                                                         ------------

                                               Prin. Amt.
                                               or Shares    Value (A)
        -                                      ---------- --------------
          Materials -- 5.9%
           Air Products and Chemicals, Inc.     250,000   $   15,822,500
           du Pont (E.I.) de Nemours and Co.    400,000       20,496,000
           Martin Marietta Materials, Inc.      141,600        7,918,272
           Rohm & Haas Co.                      400,000       19,200,000
           Smurfit-Stone Container
            Corp. (B)                           650,000       10,055,500
                                                          --------------
                                                              73,492,272
                                                          --------------
          Telecom Services -- 4.1%
           Alltel Corp.                         350,000       19,197,500
           BellSouth Corp.                      200,000        5,258,000
           SBC Communications Inc.              595,000       14,095,550
           Vodafone Group plc
            ADS                                 492,613       13,083,801
                                                          --------------
                                                              51,634,851
                                                          --------------
          Utilities -- 6.4%
           Aqua America, Inc.                   900,000       21,915,000
           Black Hills Corp.                    245,000        8,102,150
           CINergy Corp.                        300,000       12,156,000
           Duke Energy Corp.                    611,560       17,129,796
           Keyspan Corp.                        140,000        5,455,800
           MDU Resources Group, Inc.            575,000       15,881,500
                                                          --------------
                                                              80,640,246
                                                          --------------
        Total Stocks and Convertible Securities
         (Cost $929,775,150) (D)                          $1,227,821,004
                                                          --------------

--------------------------------------------------------------------------------

                                March 31, 2005
                                  (unaudited)


                                                Prin. Amt.   Value (A)
                                                ----------- -----------
         Short-Term Investments -- 1.8%
            U.S. Government Obligations -- 1.4%
             U.S. Treasury Bills,
              2.50%, due 5/19/05                $17,500,000 $17,441,667
                                                            -----------
            Commercial Paper -- 0.4%
             AIG Funding Inc.,
              2.77%, due 4/7/05                   2,000,000   1,999,076
             General Electric Capital Corp.,
              2.73%, due 4/5/05                   2,525,000   2,524,234
                                                            -----------
                                                              4,523,310
                                                            -----------
         Total Short-Term Investments
          (Cost $21,964,977)                                $21,964,977
                                                            -----------

                                                           Value (A)
                                                         --------------
                     Total Investments -- 99.5%
                      (Cost $951,740,127)                $1,249,785,981
                       Cash, receivables and other
                        assets, less liabilities -- 0.5%      6,635,349
                                                         --------------
                     Net Assets -- 100.0%                $1,256,421,330
                                                         ==============

--------------------------------------------------------------------------------
Notes:
(A) See note 1 to financial statements. Securities are listed on the New York Stock Exchange, the American Stock Exchange or the NASDAQ.
(B) Presently non-dividend paying.
(C) Non-controlled affiliate, a closed-end sector fund, registered as an investment company under the Investment Company Act of 1940.
(D) The aggregate market value of stocks held in escrow at March 31, 2005 covering open call option contracts written was $21,492,530. In addition, the aggregate market value of securities segregated by the Company's custodian required to collateralize open put option contracts written was $15,845,000.

                   SCHEDULE OF OUTSTANDING OPTION CONTRACTS
--------------------------------------------------------------------------------

                                March 31, 2005
                                  (unaudited)

    Contracts
      (100                                                Contract
     shares                                        Strike Expiration  Appreciation/
      each)         Security                       Price   Date       (Depreciation)
    --------- ------------------------------------ ------ ----------  --------------
                                   COVERED CALLS
       100    AMBAC Financial Group, Inc.           $ 90  May   05      $   7,325
       100    AMBAC Financial Group, Inc.            85   Aug   05          3,200
       100    AMBAC Financial Group, Inc.            90   Aug   05         10,045
       200    American International Group, Inc.     70   May   05         23,199
       150    Brinker International Inc.             40   Jul   05          7,049
       100    Brinker International Inc.             40   Oct   05          3,699
       100    Canadian National Railway Co.          60   Apr   05        (27,050)
        30    Canadian National Railway Co.          85   Jul   05         (3,190)
       100    ConocoPhillips                        130   Aug   05         (1,250)
       100    Genentech, Inc.                        70   Sep   05         (3,801)
       100    HCA Inc.                              47.5  May   05        (55,655)
       100    HCA Inc.                               50   May   05        (35,300)
       150    HCA Inc.                              47.5  Aug   05        (97,201)
       250    HCA Inc.                               50   Aug   05       (108,126)
       100    Illinois Tool Works Inc.              100   Jun   05          9,199
       100    Illinois Tool Works Inc.              105   Sep   05          4,200
       100    Investors Financial Services Corp.     55   Jul   05          1,350
       100    Investors Financial Services Corp.     60   Jul   05          6,200
       100    Johnson & Johnson                      65   Apr   05        (14,800)
       150    Laboratory Corp. of America Holdings   55   Aug   05          7,799
       100    Ryland Group Inc.                      60   Apr   05        (12,301)
       300    Symantec Corp.                        32.5  Apr   05         15,919
       250    Target Corp.                           55   Apr   05         30,249
       150    Target Corp.                           60   Oct   05          8,399
       100    3M Co.                                 90   Jul   05         (5,300)
       100    United Technologies Corp.             110   May   05          9,700
       100    United Technologies Corp.             110   Aug   05         (6,051)
       100    United Technologies Corp.             115   Aug   05          1,970
      -----                                                             ---------
     3,530                                                               (220,523)
      -----                                                             ---------
                                COLLATERALIZED PUTS
       150    Automatic Data Processing Inc.        42.5  Apr   05         10,050
       250    Automatic Data Processing Inc.         40   Aug   05         10,499
       100    Bank of America Corp.                  45   Aug   05         (8,301)
       250    Bunge Ltd.                             50   Apr   05         19,249
       250    Bunge Ltd.                             45   Jul   05          5,499
       150    Bunge Ltd.                             50   Jul   05          3,299
       250    Cintas Corp.                           40   May   05          6,009
       200    Cree, Inc.                             25   Jun   05        (61,851)
       100    Exxon Mobil Corp.                      55   Jul   05         (2,800)
       250    Fifth Third Bancorp                    45   May   05        (27,001)
       100    Gannett Co., Inc.                      75   Jul   05            200
       150    Gannett Co., Inc.                      70   Oct   05         (1,951)
        85    Martin Marietta Materials, Inc.        45   Apr   05          6,120
       200    Martin Marietta Materials, Inc.        45   Jul   05         14,772
        10    Martin Marietta Materials, Inc.        50   Jul   05            420
       100    Murphy Oil Corp.                       70   Jul   05         10,418
       100    United Parcel Service, Inc.            70   May   05           (800)
       100    United Parcel Service, Inc.            70   Jul   05         (4,800)
       100    United Parcel Service, Inc.            65   Oct   05         (1,300)
       200    Zimmer Holdings Inc.                   70   Jun   05           (601)
      -----                                                             ---------
     3,095                                                                (22,870)
      -----                                                             ---------
                                                                        $(243,393)
                                                                        =========

                        CHANGES IN PORTFOLIO SECURITIES

--------------------------------------------------------------------------------

                 During the Three Months Ended March 31, 2005
                                  (unaudited)

                                                       Shares
                                         -----------------------------------
                                                                   Held
                                         Additions Reductions March 31, 2005
                                         --------- ---------- --------------
    Automatic Data Processing Inc.......   225,000                225,000
    Bank of America Corp................    60,000                500,000
    BankAtlantic Bancorp Inc............   220,000                220,000
    Bunge Ltd...........................   170,000                170,000
    Cintas Corp.........................   300,000                300,000
    Clear Channel Communications Inc....    25,000                325,000
    Comcast Corp........................   325,000                325,000
    Del Monte Foods Co.................. 1,035,000              1,035,000
    Lucent Technologies Inc.............    80,000              2,900,000
    Martin Marietta Materials, Inc......     8,000                141,600
    Murphy Oil Corp.....................     5,000                160,300
    United Parcel Service, Inc..........    65,000                145,000
    American International Group Inc....            188,675       550,000
    BMC Software Inc....................             70,000        --
    Canadian National Railway Co........            120,000       135,000
    ConocoPhillips......................             10,000       190,000
    HCA Inc.............................            105,000       345,000
    Investors Financial Services Corp...             20,000       380,000
    Keyspan Corp........................            196,100       140,000
    Laboratory Corp. of America Holdings             10,000       240,000
    Mattel, Inc.........................            575,000        --
    Parker-Hannifin Corp................             55,000        --
    Ryland Group Inc....................            200,000        20,000
    Sun Microsystems Inc................            105,000       410,000
    United Technologies Corp............             45,000       155,000

                               -----------------


12

         (SELECTED) NOTES TO FINANCIAL STATEMENTS (Unaudited)
--------------------------------------------------------------------------------

The Adams Express Company (the Company) is registered under the Investment Company Act of 1940 as a diversified investment company. The Company's investment objectives as well as the nature and risk of its investment transactions are set forth in the Company's registration statement.

Security Valuation-Investments in securities traded on a national security exchange are valued at the last reported sale price on the day of valuation. Over-the-counter and listed securities for which a sale price is not available are valued at the last quoted bid price. Short-term investments (excluding purchased options) are valued at amortized cost. Purchased and written options are valued at the last quoted asked price.


Item 2.  CONTROLS AND PROCEDURES.

Conclusions of principal officers concerning controls and procedures:

(a) As of May 25, 2005, an evaluation was performed under the supervision and with the participation of the officers of The Adams Express Company (the "Company"), including the principal executive officer ("PEO") and principal financial officer ("PFO"), of the effectiveness of the Company's disclosure controls and procedures. Based on that evaluation, the Company's officers, including the PEO and PFO, concluded that, as of May 25, 2005, the Company's disclosure controls and procedures were reasonably designed so as to ensure: (1) that information required to be disclosed by the Company on Form N-Q is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Company is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b) There have been no significant changes in the Company's internal control over financial reporting (as defined in Rule 30 a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d)) that occurred during the Company's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Company's internal control over financial reporting.


Item 3.  EXHIBITS.
The certifications of the principal executive officer and principal financial officer pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto as Form N-Q Certifications.


SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE ADAMS EXPRESS COMPANY

BY: /s/ Douglas G. Ober
        -----------------------
        Douglas G. Ober
        Chief Executive Officer

Date:   May 25, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

BY: /s/ Douglas G. Ober
        -----------------------
        Douglas G. Ober
        Chief Executive Officer
	(Principal Executive Officer)

Date:   May 25, 2005


BY: /s/ Maureen A. Jones
        -----------------------
        Maureen A. Jones
        Vice President, Chief Financial Officer and Treasurer
	(Principal Financial Officer)

Date:   May 25, 2005